Equity Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Equity Incentive Plans [Line Items]
Equity Incentive Plans

NOTE 12 — Equity Incentive Plans

As of June 30, 2021, the Leafly 2018 Equity Incentive Plan (the Leafly Plan) has authorized a maximum of 17,751 shares of Class 3 common stock for issuance.

In May 2021, the Company’s board of directors granted stock options to purchase an aggregate of approximately 6,672 shares of common stock at an exercise price of $0.36 per share. These stock option grants were issued from the Leafly 2018 Equity Incentive Plan.

The fair value of each stock option award to employees is estimated on the date of grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used as inputs to the pricing model for options granted during the six months ended June 30, 2020.

Risk-free interest rate	1.02%
Expected term in years	5.90
Expected volatility	61.18%
Expected dividend yield	0%

The weighted-average grant-date fair value of options granted under the Leafly Plan was $0.20 for the six months ended June 30, 2020.

As of June 30, 2021, there was approximately $1,812 of unrecognized compensation cost which is expected to be recognized over a weighted-average service period of approximately 1.03 years. Additionally, as of June 30, 2021, there was approximately $364 of unrecognized compensation cost related stock options with a performance condition, which will be recognized commencing upon the earlier of closing a public offering or a change in control.

Stock option activity under the Leafly Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	5,765	0.33
Granted	6,672	0.36
Exercised	(260)	0.42
Forfeit or expired	(203)	0.39
Outstanding at June 30, 2021	11,974	$0.35	$174	9.23

Vested and exercisable	2,955	$0.32	$186	7.84

NOTE 11 — Equity Incentive Plans

The Privateer Plan

On February 14, 2019, Privateer effected a capital restructuring of the Company. Holders of all classes of Privateer Plan shares were issued 1.15 shares of the Company as part of the capital restructuring. The same ratio was applied to stock option holders of Privateer; for all outstanding options for those stock option holders working for the Company and only to the extent those options were vested for stock option holders working for other Privateer entities. Those stock option holders working for other Privateer entities, had until December 31, 2019, to exercise the stock options in the Company. Stock option holders that continue working for Leafly will continue to vest in their options on the same schedule as the Privateer stock options.

The Privateer Plan has 5,230 shares of Privateer common stock reserved for issuance as of December 31, 2019. Stock options granted under the Privateer Plan may be either incentive stock options or nonqualified stock options. Stock options and shares of Privateer Holdings common stock issued under the Privateer Plan were determined by the Board of Directors of Privateer Holdings and were not issued at less than 100% of the fair value of the shares on the date of the grant. Fair value was determined by the Board of Directors of Privateer Holdings. The compensation expense under the Privateer Plan was allocated from Privateer to Leafly. Stock options vest 25% on the first anniversary of the grant date and ratably thereafter over a total of four years from the date of grant and expire, if not exercised within 10 years from date of grant.

For the years ended December 31, 2020 and 2019, total stock-based compensation expense under the Privateer Plan was $0 and $756, respectively. During 2019, no options were granted, exercised, forfeit, or expired under the Privateer Plan. All outstanding options were cancelled and reissued under the Leafly Plan in February 2019 with the same terms.

The Leafly Plan

In April 2018, the Board adopted its Leafly 2018 Equity Incentive Plan (the Leafly Plan). The Plan provides for the grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards. As of December 31, 2020, the Leafly Plan has authorized a maximum of 16,151 shares of Class 3 common stock for issuance.

Stock options and shares of Class 3 common stock issued under the Leafly Plan are determined by the Board of Directors of the Company and may not be issued at less than 100% of the fair value of the shares on the date of the grant. Fair value is determined by the Board of Directors. Stock options typically vest 25% on the first anniversary of the grant date and ratably thereafter over a total of four years from the date of grant. Certain options contain performance vesting conditions. Awards expire within 10 years from date of grant.

The fair value of each stock option award to employees is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2020	2019
Risk-free interest rate	0.63%	2.05%
Expected term in years	5.47	6.03
Expected volatility	58%	59%
Expected dividend yield	0%	0%

The weighted-average grant-date fair value of options granted under the Leafly Plan was $0.30 and $0.35 per share for the years ended December 31, 2020 and 2019, respectively.

For the years ended December 31, 2020 and 2019, total stock-based compensation expense under the Leafly Plan was $792 and $380, respectively. As of December 31, 2020, the total remaining unrecognized stock-based compensation expense related to non-vested stock options amounted to $1,282, which will be amortized over the weighted-average remaining requisite service period of approximately 1.1 years.

Stock option activity under the Leafly Plan is as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2019	5,982	0.65
Granted	4,290	0.60
Exercised	(548)	0.16
Forfeit or expired	(3,959)	0.96
Outstanding at December 31, 2020	5,765	$0.33	$242	8.92

Vested and exercisable	1,594	$0.26	$166	7.97

Stock Option Repricing

During 2020, the Board of Directors approved a common stock option repricing program whereby certain previously granted and unexercised options held by current employees with exercise prices above $0.36 per share were repriced on a one-for-one basis to $0.36 per share which represented the per share fair value of the Company’s common stock as of the date of the repricing. The vesting terms of certain options were also modified from liquidity-based performance condition to a time-based service condition. There was no other modification to the vesting schedule of the previously issued options. As a result, 1,979 unexercised options originally granted to purchase common stock at prices ranging from $0.77 to $1.58 per share were repriced under this program.

The Company treated the repricing as a modification of the original awards and calculated additional compensation costs for the difference between the fair value of the modified award and the fair value of the original award on the modification date. The repricing resulted in incremental stock-based compensation cost of $220. Expense related to vested shares was expensed on the repricing date and expense related to unvested shares is being amortized over the remaining vesting period of such stock options.

Early Exercised Options

The Company allows certain employees to “early exercise” unvested stock options. Upon exercise, an employee is deemed to own the shares for income tax purposes even though the employee has exercised the stock option before vesting has occurred under the award’s original terms. Consequently, the restricted stock received upon exercise contains a repurchase provision by the Company contingent on the employee’s termination of service with the Company. Such an exercise is not substantive for accounting purposes and the award continues to be accounted for as a stock option. The short-term liability and long-term liability associated with cash received from the early exercise of unvested options is included in other current liabilities and other liabilities, respectively, on the Consolidated Balance Sheets.

A summary of early exercise activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Short-Term Liability	Long-Term Liability
Unvested at December 31, 2019	1,015	$0.65	$279	$384
Vested	(516)	0.54	(279)	—
Forfeited or expired	(464)	0.77	—	(357)
Unvested at December 31, 2020	35	$0.77	$—	$27